Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2022
Operations Expenses
Interest expense	$ 195	$ 22	$ 597
General and administrative	390	5	1,147
Total Operations Expenses	585	27	1,744
Income (loss) for the period	816	(27)	2,808
Total net comprehensive loss attributable to:
Equity holders of the company	(1)	(27)	(906)
Non-controlling interests	817		3,714
Total net comprehensive income, loss	816	(27)	2,808
Revenues	5,923		10,830
Cost of Revenues	(4,522)		(6,278)
Gross profit	$ 1,401		$ 4,552
Previously Reported
Operations Expenses
Income (loss) for the period		27
Total net comprehensive loss attributable to:
Equity holders of the company		27
Total net comprehensive income, loss		$ 27